[LOGO OF FIRST CHOICE FUNDS APPEARS HERE]


                           U.S. TREASURY RESERVE FUND

                               CASH RESERVE FUND

                                  EQUITY FUND

                         ANNUAL REPORT TO SHAREHOLDERS

                              September 30, 1998




                              Distributed through

                         First Data Distributors, Inc.

                              4400 Computer Drive

                       Westborough, Massachusetts 01581

                                 1-888-FIRST16
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[LOGO APPEARS HERE]                                     First Choice Funds Trust
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                               Table of Contents

                          Letter to Our Shareholders
                                    PAGE 1

                      Schedules of Portfolio Investments
                         U.S. Treasury Reserve Fund:
                                    PAGE 2
                              Cash Reserve Fund:
                                    PAGE 3
                                 Equity Fund:
                                    PAGE 5

                     Statements of Assets and Liabilities
                                    PAGE 7

                           Statements of Operations
                                    PAGE 8

                      Statements of Changes in Net Assets
                                    PAGE 9

                             Financial Highlights
                                    PAGE 12

                         Notes to Financial Statements
                                    PAGE 15

                       Report of Independent Accountants
                                    PAGE 18

                            Shareholder Information
                                   BACKCOVER




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First Choice Funds Trust                                  [LOGO APPEARS HERE]  1
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Dear First Choice Funds Trust Shareholder:

We are pleased to present to our shareholders the 1998 annual report on the operations of the Portfolios of the First Choice Funds Trust. The report details for our shareholders the solid progress the Trust's portfolios have achieved over the course of the fiscal year ended September 30, 1998, including the short initial fiscal year for the Equity Fund.

This report provides listings of investment holdings as of September 30, 1998 for the U.S. Treasury Reserve Fund, the Cash Reserve Fund and the Equity Fund (the "Funds"). Statements of Assets and Liabilities, Operations, Changes in Net Assets and Financial Highlights also are presented for the U.S. Treasury Reserve Fund and Cash Reserve Fund, as of and for the year ended September 30, 1998, and for the Equity Fund for the period since its commencement of operations on June 2, 1998 through September 30, 1998.

A few selected highlights from operations during fiscal year 1998 provide a glimpse of the continuing positive trends established during 1997. As of September 30, 1998, total net assets exceeded $217.4 million, an increase of nearly $84 million, or 63% since the end of the prior fiscal year. On September 30, 1998, the seven-day yields for the U.S. Treasury Reserve Fund's Institutional Class and Service Class were 4.74% and 4.49%, respectively, and the effective yields for the Institutional Class and Service Class were 4.85% and 4.59%, respectively. The seven-day yields for the Cash Reserve Fund's Institutional Class and Service Class were 5.12% and 4.86%, respectively, on September 30, 1998, and the effective yields for the Institutional Class and Service Class were 5.25% and 4.98%, respectively. In just three months, the Equity Fund has grown to approximately $14.4 million in total net assets, a favorable signal for a new fund offering. For the period June 2, 1998 through September 30, 1998, the total return for the Retail Class and Institutional Class was (5.40)% and (5.30)%, respectively.

We hope that you have found and will continue to find that the First Choice Funds Trust offers a diversified selection of investment options that meet your needs. The Trust's money market funds have provided current income, liquidity and a stable $1.00 net asset value. The Equity Fund offers shareholders potential for long-term capital growth and income by primarily investing in common stocks.

Please feel free to call us at 1-888-FIRST16 with any questions about your account or about this report. We appreciate your continued participation in our mutual fund family and look forward to serving your needs in the future.

William C. Conrad
President & CEO
First American Capital Management, Inc.

An investment in the Funds is neither insured nor guaranteed by the U.S. Government or the Federal Deposit Insurance Corporation. Yields may fluctuate and there can be no assurance that the U.S. Treasury Reserve Fund and Cash Reserve Fund will be able to maintain a stable NAV of $1.00 per share.

This material must be accompanied or preceded by a current prospectus.





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2  [LOGO OF FIRST CHOICE FUNDS APPEARS HERE]            First Choice Funds Trust
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U.S. Treasury Reserve Fund
Schedule of Portfolio Investments -- September 30, 1998


   Principal                                      Value
    Amount                                       (Note 2)
    ------                                       --------

U.S. GOVERNMENT OBLIGATIONS - 98.7%

                  U.S. Treasury Bills (A) - 19.8%
$    7,655,000    4.25%, 12/17/1998 ......... $   7,587,051
       105,000    4.79%, 01/28/1999 .........       103,386
     3,330,000    5.14%, 02/11/1999 .........     3,269,168
       353,000    4.65%, 03/04/1999 .........       346,216
                                              -------------
                                                 11,305,821
                                              -------------
                  U.S. Treasury Notes - 78.9%
    13,740,000    7.13%, 10/15/1998 .........    13,749,552
     4,720,000    4.75%, 10/31/1998 .........     4,716,975
     5,890,000    5.88%, 10/31/1998 .........     5,892,214
     5,000,000    5.50%, 11/15/1998 .........     5,000,120
     5,000,000    5.88%, 01/31/1999 .........     5,009,453
     5,500,000    5.00%, 02/15/1999 .........     5,495,529
     4,000,000    6.38%, 04/30/1999 .........     4,038,256
     1,000,000    5.88%, 07/31/1999 .........     1,003,561
                                              -------------
                                                 44,905,660
                                              -------------

Total U.S. Government Obligations ...........    56,211,481
(Cost $56,211,481)                            -------------


Total Investments - 98.7% ...................    56,211,481
(Cost $56,211,481)*                           -------------

Net Other Assets and Liabilities - 1.3% .....       733,830
                                              -------------
Total Net Assets - 100.0% ................... $  56,945,311
                                              =============

-------------------------
*   Aggregate cost for Federal tax purposes.
(A) The rates shown represent annualized yield to maturity at time of purchase.

As of September 30, 1998, the Portfolio had a capital loss carryforward of $2,422 which expires in 2006.





Please see the accompanying notes to financial statements.

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First Choice Funds Trust                                  [LOGO APPEARS HERE]  3
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Cash Reserve Fund
Schedule of Portfolio Investments -- September 30, 1998


   Principal                                     Value
    Amount                                     (Note 2)
   ---------                                   --------


COMMERCIAL PAPER (A) - 61.0%
                  Personal Finance - 14.8%
$    3,000,000    American Express Credit Corp.
                  5.28%, 11/20/1998 .........  $  2,978,458
     3,710,000    American Express Credit Corp.
                  5.68%, 11/20/1998 .........     3,681,763
     5,000,000    American General
                  Finance Corp.
                  5.62%, 10/15/1998 .........     4,989,286
     5,000,000    Associates Corp.
                  of North America
                  5.62%, 10/21/1998 .........     4,984,722
     5,000,000    Household Finance Co.
                  5.55%, 11/13/1998 .........     4,967,571
                                               ------------
                                                 21,601,800
                                               ------------

                  Security Brokers and Dealers - 15.9%
     1,400,000    Bear Stearns Co., Inc.
                  5.73%, 12/11/1998 .........     1,384,842
     5,000,000    Bear Stearns Co., Inc.
                  5.49%, 01/15/1999 .........     4,921,678
       200,000    Merrill Lynch & Co., Inc.
                  5.64%, 10/01/1998 .........       200,000
     5,000,000    Merrill Lynch & Co., Inc.
                  5.73%, 01/05/1999 .........     4,926,667
     6,000,000    Morgan Stanley, Dean Witter
                  5.49%, 02/12/1999 .........     5,881,633
     6,000,000    Salomon-Smith Barney
                  Holdings, Inc.
                  5.51%, 01/19/1999 .........     5,902,283
                                               ------------
                                                 23,217,103
                                               ------------

                  Automobile Financing - 11.5%
     3,000,000    Ford Motor Credit Co.
                  5.64%, 10/09/1998 .........     2,996,320
     3,500,000    Ford Motor Credit Co.
                  5.27%, 01/21/1999 .........     3,444,358
     3,000,000    General Motors
                  Acceptance Corp.
                  5.61%, 10/26/1998 .........     2,988,542
     2,000,000    General Motors
                  Acceptance Corp.
                  5.70%, 12/04/1998 .........     1,980,551
     5,500,000    Toyota Motor Credit Corp.
                  5.68%, 12/28/1998 .........     5,426,728
                                               ------------
                                                 16,836,499
                                               ------------

                  Business Finance and Leasing - 13.5%
     3,500,000    CIT Group Holdings, Inc.
                  5.34%, 10/30/1998 .........     3,485,226
     3,000,000    CIT Group Holdings, Inc.
                  5.66%, 10/30/1998 .........     2,986,684
     5,000,000    General Electric Capital Corp.
                  5.45%, 01/25/1999 .........     4,915,094
     5,500,000    International Business Machine
                  Credit Corp.
                  5.55%, 01/14/1999 .........     5,413,856
     3,000,000    International Lease
                  Finance Corp.
                  5.67%, 10/07/1998 .........     2,997,270
                                               ------------
                                                 19,798,130
                                               ------------
                  Petroleum - 3.4%
     5,000,000    Texaco, Inc.
                  5.52%, 01/12/1999 .........     4,923,608
                                               ------------

                  Letter of Credit - 1.9%
     2,800,000    Chase Manhattan Bank
                  (Somerset Railroad)
                  5.64%, 10/09/1998 .........     2,796,558
                                               ------------

                  Total Commercial Paper.....    89,173,698
                  (Cost $89,173,698)           ------------



 BANKERS ACCEPTANCES (A) - 7.5%
     5,000,000    BankBoston
                  5.61%, 11/03/1998 .........     4,974,974
     1,000,000    Bank of America
                  5.29%, 11/30/1998 .........       991,383
     5,000,000    Bank of New York
                  5.32%, 12/16/1998 .........     4,945,322
                                               ------------
                  Total Bankers Acceptances..    10,911,679
                  (Cost $10,911,679)           ------------



Please see the accompanying notes to financial statements.

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4  [LOGO OF FIRST CHOICE FUNDS APPEARS HERE]            First Choice Funds Trust
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Cash Reserve Fund
Schedule of Portfolio Investments -- September 30, 1998 (continued)


   Principal                                     Value
    Amount                                     (Note 2)
    ------                                     --------
U.S. AGENCY OBLIGATIONS (A) - 10.9%

                  Federal Home Loan Mortgage
                  Corporation Discount Notes
$    6,805,000    5.54%, 10/08/1998 ......... $   6,797,789
     6,875,000    5.55%, 10/09/1998 .........     6,866,674
     1,070,000    5.54%, 10/20/1998 .........     1,066,928
     1,150,000    5.22%, 11/24/1998 .........     1,141,203
                                              -------------

                  Total U.S. Agency
                  Obligations                    15,872,594
                  (Cost $15,872,594)          -------------


YANKEE CERTIFICATES OF DEPOSITS
    AND DEPOSIT NOTES (A) - 19.2%

     2,000,000    Abbey National Bank
                  5.72%, 01/20/1999 .........     1,998,372
     5,000,000    Abbey National Bank
                  5.79%, 06/11/1999 .........     5,000,033
     5,000,000    Deutsche Bank
                  5.67%, 10/23/1998 .........     5,000,266
     6,000,000    National Australia Bank
                  5.73%, 10/13/1998 .........     5,999,837
     5,000,000    Rabobank Nederland NV
                  5.82%, 04/20/1999 .........     4,998,921
     5,000,000    Westpac Bank
                  5.68%, 11/19/1998 .........     5,000,413
                                              -------------

                  Total Certificates of
                  Deposits                       27,997,842
                  (Cost $27,997,842)          -------------

Medium Term Notes - 1.0%
     1,500,000    Xerox Credit Corp.
                  10.0%, 04/01/99 ...........     1,530,490
                                              -------------

                  Total Medium Notes ........     1,530,490
                  (Cost $1,530,490)           -------------

Total Investments - 99.6% ...................   145,486,303
(Cost $145,486,303)*                          -------------

Net Other Assets and Liabilities - 0.4% .....       635,170
                                              -------------
Total Net Assets - 100.0% ................... $ 146,121,473
                                              =============


---------------------
*    Aggregate cost for Federal tax purposes.
(A) The rates shown represent annualized yield to maturity at time of purchase.

As of September 30, 1998, the Portfolio had capital loss carryforwards which expire as follows: $390 in 2005; and $1,171 in 2006. During 1998, the Portfolio did not utilize any of its capital loss carryforward.


Please see the accompanying notes to financial statements.

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First Choice Funds Trust            [LOGO OF FIRST CHOICE FUNDS APPEARS HERE]  5
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Equity Fund
Schedule of Portfolio Investments -- September 30, 1998

                                                   Value
    Shares                                       (Note 2)
    ------                                       --------
Common Stocks - 98.6%

                  Aerospace & Defense - 2.5%
         3,300    Raytheon Co., Class B...... $     177,994
         2,400    United Technologies Corp...       183,450
                                              -------------
                                                    361,444
                                              -------------

                  Airlines - 1.1%
         2,800    AMR Corp.*.................       155,225
                                              -------------

                  Automotive - 5.1%
        15,700    Ford Motor Corp............       736,919
                                              -------------

                  Basic Materials - 0.7%
         1,400    Aluminum Co. of America..          99,400
                                              -------------

                  Business Services - 2.4%
         4,600    Automatic Data
                  Processing, Inc. ..........       343,850
                                              -------------

                  Chemicals - 0.8%
           800    Dow Chemical Co............        68,350
           900    PPG Industries, Inc........        49,106
                                              -------------
                                                    117,456
                                              -------------

                  Computers - 9.9%
         1,050    Cisco Systems, Inc.*.......        64,903
         1,400    Dell Computer Corp.*.......        92,050
         3,600    EMC Corp.*.................       205,875
         1,900    Honeywell, Inc.............       121,719
         6,100    Microsoft Corp.*...........       671,381
         9,000    Oracle Corp.*..............       262,125
                                              -------------
                                                  1,418,053
                                              -------------

                  Conglomerate - 3.7%
         6,700    General Electric Co........       533,069
                                              -------------

                  Consumer Products - 5.8%
         4,500    Colgate - Palmolive Co.....       308,250
         3,800    Mattel, Inc................       106,400
         6,800    Unilever NV, ADR...........       416,500
                                              -------------
                                                    831,150
                                              -------------

                  Electronics - 0.8%
         3,000    Rockwell International Corp.      108,375
                                              -------------

                  Entertainment - 1.8%
         2,400    The Walt Disney Co.........        60,750
         3,500    Viacom, Inc., Class B*.....       203,000
                                              -------------
                                                    263,750
                                              -------------

                  Financial - 10.2%
         1,900    American Express Co........       147,488
         1,800    BankBoston Corp............        59,400
         1,500    Bankers Trust Corp.........        88,500
         4,000    Fannie Mae.................       257,000
           900    First Chicago NBD Corp.....        61,650
         6,700    Keycorp....................       193,463
         7,600    MBNA Corp..................       217,550
         2,900    Merrill Lynch & Co.........       137,388
         4,700    PNC Bank Corp..............       211,500
         1,100    Wachovia Corp..............        93,775
                                              -------------
                                                  1,467,714
                                              -------------

                  Food and Beverages - 5.2%
         9,135    Archer-Daniels-Midland Co..       153,011
         6,700    Campbell Soup Co...........       336,256
         5,500    Pepsico, Inc...............       161,906
         3,500    Seagram Ltd................       100,406
                                              -------------
                                                    751,579
                                              -------------

                  Insurance - 4.3%
         1,200    Aetna, Inc.................        83,400
         2,600    AON Corp...................       167,700
         1,400    Chubb Corp.................        88,200
         3,300    Cigna Corp.................       218,213
         2,000    Conseco, Inc...............        61,125
                                              -------------
                                                    618,638
                                              -------------

                  Machinery - 2.0%
         5,600    Caterpillar, Inc...........       249,550
         2,300    Thermo Electron Corp.*.....        34,644
                                              -------------
                                                    284,194
                                              -------------

Please see the accompanying notes to financial statements.

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Equity Fund
Schedule of Portfolio Investments -- September 30, 1998 (continued)


                                                 Value
    Shares                                     (Note 2)
    ------                                     --------

                  Manufacturing - 0.8%
         2,300    Illinois Tool Works, Inc. . $     125,350
                                              -------------

                  Office Products - 1.8%
         3,000    Xerox Corp. ...............       254,250
                                              -------------

                  Oil,Gas, and Petroleum - 5.4%
         1,400    Enron Corp. ...............        73,938
         3,000    Schlumberger Ltd. .........       150,938
         6,200    Texaco, Inc. ..............       388,663
         4,400    USX-Marathon Group ........       155,925
                                              -------------
                                                    769,464
                                              -------------

                  Paper and Allied Products - 2.0%
         2,000    Fort James Corp. ..........        65,625
         2,000    International Paper Co. ...        93,250
         3,000    Weyerhaeuser Co. ..........       126,563
                                              -------------
                                                    285,438
                                              -------------

                  Pharmaceuticals - 9.2%
         5,500    Merck & Co., Inc. .........       712,594
         3,600    Pfizer, Inc. ..............       381,375
         4,500    Pharmacia & Upjohn, Inc. ..       225,844
                                              -------------
                                                  1,319,813
                                              -------------

                  Restaurants - 1.5%
         3,700    McDonald's Corp. ..........       220,844
                                              -------------

                  Retail - 3.0%
         3,800    Penny (J.C.) Co. ..........       170,763
         5,800    Sears Roebuck & Co. .......       256,288
                                              -------------
                                                    427,051
                                              -------------

                  Special Products and Services - 0.5%
         2,100    Service Corp. International        66,930
                                              -------------

                  Supermarkets - 2.5%
         3,100    Albertson's, Inc. .........       167,788
         3,700    Kroger Co.* ...............       185,000
                                              -------------
                                                    352,788
                                              -------------

                  Telecommunications - 11.8%
         6,000    AT&T Corp. ................       350,625
         7,300    BellSouth Corp. ...........       549,325
        12,400    SBC Communications, Inc....       551,025
         4,700    U.S. West, Inc. ...........       246,456
                                              -------------
                                                  1,697,431
                                              -------------

                  Utilities - 3.8%
         2,700    Consolidated Edison, Inc. .       140,738
           600    Duke Energy Co. ...........        39,713
         5,700    PG & E Corp. ..............       182,044
         3,800    Texas Utilities Co. .......       176,938
                                              -------------
                                                    539,433
                                              -------------

                  Total Common Stocks .......    14,149,608
                  (Cost $14,888,400)          -------------


Investment Company (A) - 1.4%

       198,673    State Street Global Advisers
                  Money Market Fund, 5.23% ..       198,673
                                              -------------

                  Total Investment Company .        198,673
                  (Cost $198,673)             -------------


Total Investments - 100.0%...................    14,348,281
(Cost $15,087,073)**                          -------------

Net Other Assets and Liabilities - 0.0%               3,518
                                              -------------
Total Net Assets - 100.0% ..................  $  14,351,799
                                              =============


---------------------
*    Non-income producing security.
**   Aggregate cost for Federal tax purposes.
(A) The rate shown represents the seven day yield at September 30, 1998.

For the period ended September 30, 1998, the portfolio has elected to defer $82,192 of capital losses attributable to post-October losses.


Please see the accompanying notes to financial statements.

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First Choice Funds Trust            [LOGO OF FIRST CHOICE FUNDS APPEARS HERE]  7
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Statements of Assets and Liabilities -- September 30, 1998

                                                                    U. S. Treasury           Cash              Equity
                                                                     Reserve Fund        Reserve Fund           Fund
                                                                  ------------------   ----------------      ----------
ASSETS:
   Investments at value (Amortized cost $56,211,481,
      $145,486,303 and cost $15,087,073 respectively) (Note 2)       $ 56,211,481       $ 145,486,303       $ 14,348,281
   Cash.......................................................              1,131               3,706                 --
   Dividends and interest receivable..........................            993,932           1,255,237             22,017
   Unamortized organization costs (Note 2)....................             38,314              41,949              7,614
   Prepaid expenses...........................................              5,839              12,568             16,038
   Receivable from Investment Adviser (Note 4)................                 --                  --              4,172
                                                                     ------------       -------------       ------------
     Total Assets.............................................         57,250,697         146,799,763         14,398,122
                                                                     ------------       -------------       ------------
LIABILITIES:
   Dividends payable..........................................            212,284             567,973                 --
   Investment advisory fee payable (Note 4)...................              2,368              11,134                 --
   Administration and accounting fee payable (Note 4).........              7,044              18,091              3,788
   Transfer agent fee payable (Note 4)........................             10,015               6,554                745
   Trustee fee payable (Note 4)...............................              3,223               7,076                811
   Distribution fee payable...................................             22,440              22,984                 52
   Accrued expenses and other payables........................             48,012              44,478             40,927
                                                                     ------------       -------------       ------------
     Total Liabilities........................................            305,386             678,290             46,323
                                                                     ------------       -------------       ------------
 NET ASSETS...................................................       $ 56,945,311       $ 146,121,473       $ 14,351,799
                                                                     ============       =============       ============
 NET ASSETS consist of:
   Par Value (Note 3).........................................       $     56,947        $    146,123       $      1,516
   Paid-in Capital (Note 3)...................................         56,890,786         145,976,911         15,156,413
   Undistributed net investment income........................                 --                  --             14,854
   Accumulated net realized loss
     on investments sold......................................             (2,422)             (1,561)           (82,192)
   Unrealized depreciation on investments.....................                 --                  --           (738,792)
                                                                     ------------       -------------       ------------
TOTAL NET ASSETS..............................................       $ 56,945,311       $ 146,121,473       $ 14,351,799
                                                                     ============       =============       ============
 Net Assets
   Service Class..............................................       $ 11,195,795       $     487,377       $        N/A
   Retail Class...............................................                N/A                 N/A            126,037
   Institutional Class........................................         45,749,506         145,634,086         14,225,762
   Investment Class...........................................                 10                  10                N/A
                                                                     ------------       -------------       ------------
     Total....................................................       $ 56,945,311       $ 146,121,473       $ 14,351,799
                                                                     ============       =============       ============
 Shares Outstanding
   Service Class..............................................         11,194,690             488,054                N/A
   Retail Class...............................................                N/A                 N/A             13,323
   Institutional Class........................................         45,752,075         145,634,970          1,502,536
   Investment Class...........................................                 10                  10                N/A
                                                                     ------------       -------------       ------------
     Total....................................................         56,946,775         146,123,034          1,515,859
                                                                     ============       =============       ============
 Net Asset Value, offering and redemption price per share
   Service Class..............................................       $       1.00       $        1.00                N/A
                                                                     ============       =============       ============
   Retail Class...............................................                N/A                 N/A       $       9.46*
                                                                     ============       =============       ============
   Institutional Class........................................       $       1.00       $        1.00       $       9.47
                                                                     ============       =============       ============
   Investment Class...........................................       $       1.00       $        1.00                N/A
                                                                     ============       =============       ============

------------------------------------------------------------------
*  Maximum offering price per share ($9.46 / 0.955 = $9.91)

Please see the accompanying notes to financial statements.
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8 [LOGO OF FIRST CHOICE FUNDS APPEARS HERE]             First Choice Funds Trust
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Statements of Operations -- For the Year Ended September 30, 1998

                                                                    U. S. Treasury           Cash              Equity
                                                                     Reserve Fund        Reserve Fund           Fund*
                                                                   ----------------     --------------     ---------------
 INVESTMENT INCOME:
   Interest income (Note 2)...................................        $ 4,022,025        $  5,053,635       $      2,185
   Dividend income (Note 2)...................................                 --                  --             74,996
                                                                      -----------        ------------       ------------
     Total Investment Income..................................          4,022,025           5,053,635             77,181
 EXPENSES:
   Investment advisory fees (Note 4)..........................            225,778             269,075             49,754
   Administration fees (Note 4)...............................            112,889             134,538              7,463
   Distribution fees (Note 4) ................................             22,714              24,160                 52
   Accounting fees (Note 4)...................................             35,530              35,742             12,775
   Custodian fees.............................................             21,100              27,656              2,100
   Legal and Audit fees.......................................             90,330              88,936             17,640
   Amortization of organization costs (Note 2)................             12,760              12,760                540
   Trustees' fees and expenses (Note 4).......................             21,637              28,412              2,003
   Transfer agent fees (Note 4)...............................             15,140              18,380              2,846
   Registration and filing fees...............................             42,232              30,607             24,548
   Other expenses.............................................              7,699               6,392              1,536
                                                                      -----------        ------------       ------------
     Total Gross Expenses.....................................            607,809             676,658            121,257
       Less: Adviser fee waiver (Note 4)......................           (188,149)           (207,365)           (49,754)
             Administration fee waiver (Note 4)...............            (68,757)            (52,753)            (4,975)
             Expense reimbursement (Note 4)...................                 --                  --             (4,172)
                                                                      -----------        ------------       ------------
         Total Expenses.......................................            350,903             416,540             62,356
       Less: Custody earnings credits (Note 2)................             (1,043)             (1,169)               (29)
                                                                      -----------        ------------       ------------
         Net Expenses.........................................            349,860             415,371             62,327
                                                                      -----------        ------------       ------------
 NET INVESTMENT INCOME........................................          3,672,165           4,638,264             14,854
                                                                      -----------        ------------       ------------
 REALIZED AND UNREALIZED LOSS
   FROM INVESTMENTS (Note 2):
   Net realized loss on investments sold......................             (2,422)             (1,171)           (82,192)
   Net change in unrealized appreciation/(depreciation)
     on investments...........................................                 --                  --           (738,792)
                                                                      -----------        ------------       ------------
   Net loss on investments....................................             (2,422)             (1,171)          (820,984)

 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..................................        $ 3,669,743        $  4,637,093       $   (806,130)
                                                                      ===========        ============       ============

----------------------------------------------------------------
*    The Fund commenced operations on June 2, 1998.


Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

First Choice Funds Trust            [LOGO OF FIRST CHOICE FUNDS APPEARS HERE] 9
--------------------------------------------------------------------------------


Statements of Changes in Net Assets

                                                                        U.S. Treasury Reserve Fund
                                                           ----------------------------------------------------
                                                               Year Ended                       Year Ended
                                                           September 30, 1998               September 30, 1997*
                                                           ------------------               -------------------
NET ASSETS at beginning of period......................      $  75,575,604                   $       50,000(a)
                                                             -------------                   --------------
Increase in Net Assets
   resulting from operations:
   Net investment income...............................          3,672,165                        2,765,083
   Net realized gain (loss) on investments sold........             (2,422)                             958
                                                             -------------                   --------------
   Net increase in net assets
       resulting from operations.......................          3,669,743                        2,766,041
                                                             -------------                   --------------

 Distributions to shareholders from:
   Net Investment Income:
     Service Class.....................................         (2,845,671)                      (2,714,132)
     Institutional Class...............................           (826,494)                         (50,951)
                                                             -------------                   --------------
       Total distributions to shareholders.............         (3,672,165)                      (2,765,083)
                                                             -------------                   --------------
Net increase (decrease) from capital
   share transactions..................................        (18,627,871)                      75,524,646
                                                             -------------                   --------------
     Net increase (decrease) in net assets.............        (18,630,293)                      75,525,604
                                                             -------------                   --------------
NET ASSETS at end of period  (including line A)........      $  56,945,311                   $   75,575,604
                                                             =============                   ==============
(A) Undistributed Net Investment Income................      $          --                   $           --
                                                             =============                   ==============
Capital Stock Dollar Amounts and Share Activity:
   Service Class
     Net proceeds from sale of shares..................      $ 164,339,426                   $  214,827,431
     Issued to shareholders in reinvestment of
      dividends........................................             12,238                            2,468
     Cost of shares repurchased........................       (226,736,677)                    (141,299,196)
                                                             -------------                   --------------
     Net change resulting from share transactions......      $ (62,385,013)                  $   73,530,703
                                                             =============                   ==============
   Institutional Class
     Net proceeds from sale of shares..................      $  78,846,714                   $    1,943,095
     Issued to shareholders in reinvestment of
      dividends........................................            103,772                           50,848
     Cost of shares repurchased........................        (35,193,354)                              --
                                                             -------------                   --------------
     Net change resulting from share transactions......      $  43,757,132                   $    1,993,943
                                                             =============                   ==============
   Investment Class**
     Net proceeds from sale of shares..................      $          10                              N/A
                                                             -------------                   --------------
     Net change resulting from share transactions......      $          10                              N/A
                                                             =============                   ==============

-----------------------------------------------------------------
*    The Fund commenced operations on October 1, 1996.
**   The Investment Share Class was seeded on April 20, 1998.
(a)  Original seed money.


Please see the accompanying notes to financial statements.

--------------------------------------------------------------------------------

10 [LOGO OF FIRST CHOICE FUNDS APPEARS HERE]            First Choice Funds Trust
--------------------------------------------------------------------------------

                                                                             Cash Reserve Fund
                                                            ---------------------------------------------------
                                                                Year Ended                     Period Ended
                                                            September 30, 1998              September 30, 1997*
                                                            ------------------              -------------------
NET ASSETS at beginning of period......................      $  58,007,987                   $       50,000(a)
                                                             -------------                   --------------
Increase in Net Assets
   resulting from operations:
   Net investment income...............................          4,638,264                        1,971,470
   Net realized loss on investments sold...............             (1,171)                            (390)
                                                             -------------                   --------------
   Net increase in net assets
       resulting from operations.......................          4,637,093                        1,971,080
                                                             -------------                   --------------
 Distributions to shareholders from:
   Net Investment Income:
     Service Class ....................................         (2,395,822)                      (1,971,126)
     Institutional Class...............................         (2,242,442)                            (344)
                                                             -------------                   --------------
       Total distributions to shareholders.............         (4,638,264)                      (1,971,470)
                                                             -------------                   --------------
Net increase (decrease) from capital
   share transactions .................................         88,114,657                       57,958,377
                                                             -------------                   --------------
     Net increase (decrease) in net assets.............         88,113,486                       57,957,987
                                                             -------------                   --------------
NET ASSETS at end of period (including line A).........      $ 146,121,473                   $   58,007,987
                                                             =============                   ==============
(A) Undistributed Net Investment Income................      $          --                   $           --
                                                             =============                   ==============
Capital Stock Dollar Amounts and Share Activity:
   Service Class
     Net proceeds from sale of shares..................      $ 181,368,693                   $  185,569,980
     Issued to shareholders in reinvestment of
      dividends........................................              6,104                            1,858
     Cost of shares repurchased........................       (238,833,768)                    (127,673,813)
                                                             -------------                   --------------
     Net change resulting from share transactions......      $ (57,458,971)                  $   57,898,025
                                                             =============                   ==============
   Institutional Class
     Net proceeds from sale of shares..................      $ 268,373,189                   $       60,000
     Issued to shareholders in reinvestment of
      dividends........................................             27,028                              352
     Cost of shares repurchased........................       (122,826,599)                              --
                                                             -------------                   --------------
     Net change resulting from share transactions......      $ 145,573,618                   $       60,352
                                                             =============                   ==============
   Investment Class**
     Net proceeds from sale of shares..................      $          10                              N/A
                                                             -------------                   --------------
     Net change resulting from share transactions......      $          10                              N/A
                                                             =============                   ==============


-----------------------------------------------------------------
*    The Fund commenced operations on January 13, 1997.
**   The Investment Share Class was seeded on April 20, 1998.
(a)  Original seed money.


Please see the accompanying notes to financial statements.

--------------------------------------------------------------------------------

First Choice Funds Trust            [LOGO OF FIRST CHOICE FUNDS APPEARS HERE] 11
--------------------------------------------------------------------------------

                                                                Equity Fund
                                                            -------------------
                                                               Period Ended
                                                            September 30, 1998*
                                                            -------------------

NET ASSETS at beginning of period......................       $          --
                                                              --------------

Increase in Net Assets
   resulting from operations:
   Net investment income...............................              14,854
   Net realized loss on investments sold...............             (82,192)
   Net change in unrealized appreciation/(depreciation)
     on investments....................................            (738,792)
                                                              --------------
   Net decrease in net assets
       resulting from operations.......................            (806,130)
                                                              --------------
 Distributions to shareholders from:
   Net Investment Income:
     Retail Class......................................                  --
     Institutional Class...............................                  --
                                                              --------------
       Total distributions to shareholders.............                  --
                                                              --------------
Net increase from capital
   share transactions .................................          15,157,929
                                                              --------------
     Net increase in net assets........................          14,351,799
                                                              --------------
NET ASSETS at end of period (including line A).........       $  14,351,799
                                                              =============
(A) Undistributed Net Investment Income................       $      14,854
                                                              =============
Capital Stock Dollar Activity:
   Retail Class
     Net proceeds from sale of shares..................       $     132,919
     Issued to shareholders in reinvestment of
      dividends........................................                  --
     Cost of shares repurchased........................                  --
                                                              --------------
     Net change resulting from share transactions......       $     132,919
                                                              =============
   Institutional Class
     Net proceeds from sale of shares..................       $  15,025,010
     Issued to shareholders in reinvestment of
      dividends........................................                  --
     Cost of shares repurchased........................                  --
                                                              --------------
     Net change resulting from share transactions......       $  15,025,010
                                                              =============
Capital Stock Share Activity:
   Retail Class
     Shares sold.......................................              13,323
     Shares issued in reinvestment of dividends........                  --
     Shares repurchased................................                  --
                                                              --------------
     Net change resulting from share transactions......              13,323
                                                              =============
   Institutional Class
     Shares sold.......................................           1,502,536
     Shares issued in reinvestment of dividends........                  --
     Shares repurchased................................                  --
                                                              --------------
     Net change resulting from share transactions......           1,502,536
                                                              =============


-------------------------------------------------------------
*    The Fund commenced operations on June 2, 1998.


Please see the accompanying notes to financial statements.

--------------------------------------------------------------------------------

12 [LOGO OF FIRST CHOICE FUNDS APPEARS HERE]            First Choice Funds Trust
--------------------------------------------------------------------------------


Financial Highlights -- For a share outstanding throughout the period

                                                                U. S. Treasury Reserve Fund
                                                 ---------------------------------------------------------------
                                                           Year Ended                        Year Ended
                                                       September 30, 1998               September 30, 1997(a)
                                                 -------------------------------     ---------------------------
                                                    Service        Institutional      Service      Institutional
                                                     Class             Class           Class           Class
                                                 --------------    -------------     ----------    -------------
Net Asset Value, beginning of period........     $        1.000    $       1.000     $    1.000    $       1.000
                                                 --------------    -------------     ----------    -------------
Income from Investment Operations:
   Net investment income....................              0.048            0.049          0.049            0.050
   Net realized and unrealized
     gain (loss) on investments.............                 --(b)           --(b)           --(b)            --(b)
                                                 --------------    -------------     ----------    -------------
       Total from Investment Operations.....              0.048            0.049          0.049            0.050

Less Distributions:
   Dividends from net investment income.....             (0.048)          (0.049)        (0.049)          (0.050)
                                                 --------------    -------------     ----------    -------------
 Net Asset Value, end of period.............     $        1.000    $       1.000     $    1.000    $       1.000
                                                 ==============    =============     ==========    =============

 Total Return...............................               4.88%            4.97%          5.04%            5.08%

Ratios/Supplemental Data:
Net Assets, end of period (000s)............     $       11,196    $      45,750     $   73,581    $       1,995
Ratios to average net assets:
   Net investment income* ..................               4.87%            4.91%          4.93%(c)         4.93%(c)
   Operating expenses*......................               0.47%            0.43%          0.35%(c)         0.35%(c)
   Operating expenses excluding
     reimbursement, waiver and
     custody earnings credits...............              0.82%            0.78%        1.36%(c)           0.86%(c)
   Net investment income excluding
     reimbursements, waiver and
     custody earnings credits...............              4.52%            4.56%        3.92%(c)           4.42%(c)

-----------------------------------------------------------------
   * During the period certain expenses were reduced for credits earned at $ Custodian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody earnings credits was less than 0.01% and $0.001 per share at September 30, 1998.
   + The Investment Share Class was seeded on April 20, 1998. At September 30, 1998 no investment activity has occurred.
   (a) The Fund commenced operations on October 1, 1996.
   (b) Amounts were less than $0.001 per share.
   (c) Annualized



Please see the accompanying notes to financial statements.

--------------------------------------------------------------------------------

First Choice Funds Trust            [LOGO OF FIRST CHOICE FUNDS APPEARS HERE] 13
--------------------------------------------------------------------------------


Financial Highlights -- For a share outstanding throughout the period

                                                                           Cash Reserve Fund
                                                 -------------------------------------------------------------------
                                                              Year Ended                        Period Ended
                                                          September 30, 1998                September 30, 1997(a)
                                                 -----------------------------------     ---------------------------
                                                    Service            Institutional      Service      Institutional
                                                     Class                 Class           Class           Class
                                                 --------------        -------------     ----------     ------------
Net Asset Value, beginning of period........     $        1.000        $       1.000     $    1.000      $     1.000
                                                 --------------        -------------     ----------     ------------
Income from Investment Operations:
   Net investment income....................              0.051                0.052          0.037            0.038
   Net realized and unrealized
     gain (loss) on investments.............                 --(b)               --(b)           --(b)            --(b)
                                                 --------------        -------------     ----------     ------------
       Total from Investment Operations.....              0.051                0.052          0.037            0.038
                                                 ==============        =============     ==========     ============

Less Distributions:
   Dividends from net investment income.....             (0.051)              (0.052)        (0.037)           (0.038)

 Net Asset Value, end of period.............     $        1.000        $       1.000     $    1.000      $     1.000

 Total Return...............................               5.19%                5.29%          3.78%(d)         3.82%(d)

 Ratios/Supplemental Data:
 Net Assets, end of period (000s)...........     $          487        $     145,634     $   57,947      $        61
 Ratios to average net assets:
   Net investment income*...................               5.15%                5.20%          5.23%(c)         5.23%(c)
   Operating expenses*......................               0.49%                0.44%          0.35%(c)         0.35%(c)
   Operating expenses excluding
     reimbursement, waiver and
     custody earnings credits...............               0.78%                0.73%          1.43%(c)         0.93%(c)
   Net investment income excluding
     reimbursements, waiver and
     custody earnings credits...............               4.86%                4.91%          4.15%(c)         4.65%(c)

-----------------------------------------------------------------
   * During the period certain expenses were reduced for credits earned at Custodian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody earnings credits was less than 0.01% and $0.001 per share at September 30, 1998.
   + The Investment Share Class was seeded on April 20, 1998. At September 30, 1998 no investment activity has occurred.
   (a) The Fund commenced operations on January 13, 1997.
   (b) Amounts were less than $0.001 per share.
   (c) Annualized
   (d) Not annualized


Please see the accompanying notes to financial statements.

--------------------------------------------------------------------------------

14 [LOGO OF FIRST CHOICE FUNDS APPEARS HERE]            First Choice Funds Trust
--------------------------------------------------------------------------------


Financial Highlights -- For a share outstanding throughout the period

                                                                                Equity Fund
                                                               --------------------------------------------
                                                                               Period Ended
                                                                           September 30, 1998(a)
                                                               --------------------------------------------
                                                                   Retail                    Institutional
                                                                    Class                        Class
                                                               ---------------             ----------------
Net Asset Value, beginning of period..........                 $         10.00             $          10.00
                                                               ---------------             ----------------
Income from Investment Operations:
   Net investment income......................                            0.00                         0.01
   Net realized and unrealized
     gain (loss) on investments...............                           (0.54)                       (0.54)
                                                               ---------------             ----------------
       Total from Investment Operations.......                           (0.54)                       (0.53)

Less Distributions:
   Dividends from net investment income.......                              --                           --
                                                               ---------------             ----------------
Net Asset Value, end of period................                 $          9.46             $           9.47
                                                               ===============             ================

Total Return..................................                           (5.40)%(c)                   (5.30)%(c)

Ratios/Supplemental Data:
Net Assets, end of period (000s)..............                 $           126             $         14,226
Ratios to average net assets:
   Net investment income*.....................                            0.05%(b)                     0.30%(b)
   Operating expenses*........................                            1.50%(b)                     1.25%(b)
   Operating expenses excluding
     reimbursement, waiver and
     custody earnings credits.................                            2.69%(b)                     2.44%(b)
   Net investment income excluding
     reimbursements, waiver and
     custody earnings credits.................                           (1.13)%(b)                   (0.88)%(b)
   Portfolio Turnover Rate....................                              47%                          47%

--------------------------------------------------------------
   * During the period certain expenses were reduced for credits earned at Custodian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody earnings credits was less than 0.01% and $0.001 per share at September 30, 1998.
   (a) The Fund commenced operations on June 2, 1998.
   (b) Annualized
   (c) Not annualized


Please see the accompanying notes to financial statements.

--------------------------------------------------------------------------------

First Choice Funds Trust            [LOGO OF FIRST CHOICE FUNDS APPEARS HERE] 15
--------------------------------------------------------------------------------
Notes to Financial Statements -- September 30, 1998

1.  ORGANIZATION

First Choice Funds Trust (the "Trust") is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated June 5, 1996, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of the U.S. Treasury Reserve Fund, Cash Reserve Fund and the Equity Fund (individually a "Fund", collectively the "Funds"). Between the date of organization and commencement of operations, the U.S. Treasury Reserve and Cash Reserve Funds had no operations other than the initial sale of $100,000 of shares to the distributor (original seed money for the U.S. Treasury Reserve Fund and the Cash Reserve Fund). The Equity Fund commenced operations on June 2, 1998.

The investment objective of the U.S. Treasury Reserve Fund is to provide investors with as high a level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share by investing in U.S. Treasury securities. The investment objective of the Cash Reserve Fund is to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations. The investment objective of the Equity Fund is to provide long-term capital growth and income by investing primarily in common stocks.

From time to time, for temporary defensive or emergency purposes, the Equity Fund may invest a portion of its assets in cash, cash equivalents and debt securities when First American Capital Management, Inc., (the "Adviser" or "First American") deems such a position advisable in light of economic or market conditions. The Equity Fund may invest a portion of its assets in foreign securities and in equity securities of smaller companies, engage in short selling, invest in futures and options and invest in convertible debt or preferred securities. In addition, the Equity Fund may invest to a limited extent in illiquid or restricted securities.


2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation: Money market securities are valued utilizing the amortized cost method permitted by Rule 2a-7 under the 1940 Act. Under the amortized cost method, a security is initially valued at cost. Each day thereafter, the security value is adjusted on a constant basis for any discount or premium until maturity. Investments in equity securities which are traded on a recognized stock exchange or for which price quotations are available will normally be valued on the basis of market quotations furnished by a pricing service which has been approved by The Board of Trustees.

Securities Transactions and Related Income: Security transactions are accounted for on trade date for the U.S. Treasury Reserve Fund and Cash Reserve Fund. Security transactions for the Equity Fund, are accounted for on trade date +1. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on ex-dividend date. Gains or losses realized on the sale of securities are determined by using the specific identification cost method.

Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Reserve Fund and Cash Reserve Fund. The Equity Fund declares dividends from net investment income, if any, quarterly and pays such amounts quarterly. Distributable net realized capital gains for the Funds, if any, will be declared and distributed at least annually.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by each Fund as a whole.

Federal Income Taxes: It is the policy of each Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code. It is also the policy of the Funds to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Organization and Offering Costs: Costs incurred by the Trust in connection with its organization and offering of shares have been deferred and are being amortized using the straight-line method over a period of five years and one year period, respectively, from the commencement of Fund operations. In the event that any of the initial shares of the Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organizational costs of the Fund in the same proportion as the number of said shares of the Fund being redeemed bears to the number of initial shares of that Fund that are outstanding at the time of redemption.

--------------------------------------------------------------------------------

16 [LOGO OF FIRST CHOICE FUNDS APPEARS HERE]            First Choice Funds Trust
--------------------------------------------------------------------------------
Notes to Financial Statements -- September 30, 1998 (continued)

Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on relative average net assets.

In addition, expenses of a Fund not directly attributable to the operations of a particular class of shares of the Fund are allocated to each class based on relative average net assets. Operating expenses directly attributable to a class of shares of a Fund are charged to the operations of that class.

Other: Each Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts earned on such uninvested cash balances. For the year ended September 30, 1998, custodian fees were reduced by $1,043, $1,169 and $29 for the U.S. Treasury Reserve Fund, Cash Reserve Fund and Equity Fund, respectively.

3. SHARES OF BENEFICIAL INTEREST

The Trust's Declaration authorizes the Trustees to issue an unlimited number of shares, each with a par value of $0.001. Shares of the Trust are currently classified into four classes of shares - the Institutional Class, Service Class, Retail Class and the Investment Class. Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except the Service Class and Retail Class are subject to a Rule 12b-1 fee and the Investment Class is subject to a Rule 12b-1 Fee and a Shareholder Service fee) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees. As of September 30, 1998, First American Trust Company, an affiliate of First American, held 69% of the U.S. Treasury Reserve Fund, 99% of the Cash Reserve Fund and 99% of the Equity Fund. Trustmark National Bank held 19% of the U.S. Treasury Reserve Fund.

If a large redemption occurred, the Funds could be impacted because of the concentration of the Funds' outstanding shares amongst a limited number of shareholders.

4. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES, DISTRIBUTION AND OTHER FEES

Investment advisory services are provided to the Funds by First American. Under the terms of the investment advisory agreement, First American is entitled to receive fees, calculated daily and payable monthly at the annual rate of 0.30% of the average daily net assets of the U.S. Treasury Reserve Fund and Cash Reserve Fund and 1.00% of the average daily net assets of the Equity Fund. For the Equity Fund, First American has entered into an agreement with Haugen Custom Financial Systems (the "Sub-Adviser"), a registered investment adviser, under which First American utilizes a quantitative model developed by the Sub-Adviser. The Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.065% of the first $100 million of the Equity Fund's average daily net assets, 0.125% of the next $100 million of the average daily net assets and 0.03% of the average daily net assets in excess of $200 million. The Equity Fund is not responsible for payment of the Sub-Adviser's fee.

The Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, are parties to an agreement under which Investor Services Group provides administration services for a fee calculated daily and paid monthly at the annual rate of 0.15% of the average daily net assets of each Fund. In addition, Investor Services Group also provides certain fund accounting and transfer agency services.

First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, serves as distributor of the Funds. The Distributor receives fees for providing distribution services under the Distribution Service Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act with respect to the Service Class and Investment Class of the U.S. Treasury Reserve Fund and Cash Reserve Fund and the Retail Class of the Equity Fund. Under the Plan, each Fund pays the Distributor a fee not to exceed 0.25%, on an annual basis, of its average daily net assets for payments made to banks, broker/dealers and other institutions, including affiliates of the Adviser, and for expenses the Distributor and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance. There were no 12b-1 fees for the period from October 1, 1997 through April 30, 1998 for the U.S. Treasury Reserve Fund or Cash Reserve Fund. Effective May 1, 1998, the U.S. Treasury Reserve Fund and the Cash Reserve Fund began incurring 12b-1 fees. The Plan may be terminated at any time without the payment of any penalties, by the vote of the majority of the Trustees, or the vote of the holders of a majority of the outstanding shares.

The Trust may contract with various banks, trust companies, broker/dealers, or other financial organizations (collectively, the "Service Organizations") to provide certain administrative services for the Service Class and Investment Class of the U.S. Treasury Reserve Fund and the Cash Reserve Fund, such as maintaining shareholder accounts and records. The Service Class may pay shareholder servicing fees to Service Organizations in amounts up to 0.25% of its average daily net assets of the Service Class and 0.75% of its average daily net assets of the Investment Class owned by shareholders serviced by the Service Organizations. The Equity Fund may pay shareholder servicing fees to Service Organizations in amounts up to 0.25% of the average daily net assets of the Retail Class owned by shareholders serviced by the Service Organizations. As of September 30, 1998, there were no arrangements with Service Organizations in place.

First Choice Funds Trust            [LOGO OF FIRST CHOICE FUNDS APPEARS HERE] 17
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Notes to Financial Statements -- September 30, 1998 (continued)

Certain officers of the Trust are affiliated with Investor Services Group and/or First American. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust. Trustees of the Trust not affiliated with Investor Services Group and/or First American receive an annual retainer of $1,000, a fee of $1,000 for each Board of Trustees meeting attended, $1,000 for each Board committee meeting of the Trust attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Fees may be voluntarily waived or reimbursed to assist the Funds in maintaining competitive expense or performance ratios. Information regarding these transactions are as follows for the year ended September 30, 1998:

                                      U.S. Treasury     Cash Reserve     Equity
                                       Reserve Fund         Fund          Fund
                                      -------------     ------------    --------
First American:
Advisory fees waived                   $  188,149         $ 207,365     $ 49,754
Additional fees reimbursed                     --                --        4,172
Investor Services Group:
Fees waived                            $   68,757         $  52,753     $  4,975
                                       ----------         ---------     --------
                                       $  256,906         $ 260,118     $ 58,901
                                       ==========         =========     ========

Pacific American Securities LLC, an affiliate to First American, provided brokerage services to the Equity Fund. For the period ended September 30, 1998, the Equity Fund incurred $17,904 in brokerage commissions with Pacific American Securities LLC.

5. SECURITY TRANSACTIONS

For the period from commencement of the Equity Fund's operations on June 2, 1998 through September 30, 1998, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

                                  Purchases         Sales
                                ------------     -----------

U.S Government Securities       $         --     $        --
Other Investment Securities       20,268,922       5,298,330

At September 30, 1998, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for the Equity Fund were as follows:

Appreciation.............  $   838,177
Depreciation.............   (1,576,969)
                           -----------
Net......................     (738,792)
                           ===========


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18 [LOGO OF FIRST CHOICE FUNDS APPEARS HERE]            First Choice Funds Trust
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To the Board of Trustees and Shareholders
of First Choice Funds Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the U.S. Treasury Reserve Fund, the Cash Reserve Fund and the Equity Fund (each a series of the First Choice Funds Trust, hereafter referred to as the "Trust") at September 30, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 1998



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First Choice Funds Trust            [LOGO OF FIRST CHOICE FUNDS APPEARS HERE]
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                               INVESTMENT ADVISER
                     First American Capital Management, Inc.
                              567 San Nicolas Drive
                                    Suite 101
                         Newport Beach, California 92660

                                  ADMINISTRATOR
                    First Data Investor Services Group, Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581

                                   DISTRIBUTOR
                          First Data Distributors, Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581

                                    CUSTODIAN
                        Investors Fiduciary Trust Company
                             801 Pennsylvania Avenue
                           Kansas City, Missouri 64105

                                     COUNSEL
                    Paul, Weiss, Rifkind, Wharton & Garrison
                           1285 Avenue of the Americas
                          New York, New York 10019-6064

                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                               160 Federal Street
                           Boston, Massachusetts 02110



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